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                     FILE NOS. 33-58248 AND 811-7502




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

                        Pre-Effective Amendment No.                 [   ]


                    Post-Effective Amendment No.  6                 [ X ]


                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]


                           Amendment No.  6                         [ X ]



                  (Check appropriate box or boxes)

               DREYFUS INTERNATIONAL EQUITY FUND, INC.
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                          Daniel C. Maclean, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)

_____ on ____________ pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485



Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended May 31, 1995 was filed July 13, 1995.

                                                                Page  2


                 REGISTRATION STATEMENT NOS. 33-58248 AND 811-7502

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS INTERNATIONAL EQUITY FUND, INC.

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


          2,034,734 Shares                                (See Note Below)


E. Proposed aggregate offering price to the public of the securities being registered:


       $290,015 (Determined on the basis of the closing price on November 17, 1995 i.e. $13.75 per share (See Note Below))



F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


              $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:          2,034,734 X $13.75 =    $27,977,593

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended May 31, 1995:               2,013,643 X $13.75 =    $27,687,578
                                                                $    290,015


       Fee at 1/29 of 1%                                         $       100



                                                                     Page 3





                   CONSENT OF STROOCK & STROOCK & LAVAN




    The Consent of Stroock & Stroock & Lavan, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                                                      Page 4
                               SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of November, 1995.


                             DREYFUS INTERNATIONAL EQUITY FUND, INC.

                            BY:   /s/ Marie E. Connolly*
                                MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                     TITLE


/s/ Marie E. Connolly*         President and Treasurer
Marie E. Connolly               (Principal Executive, Financial
                                   and Accounting Officer)


/s/ Joseph S. DiMartino*       Chairman of the Board
Joseph S. DiMartino


/s/ David P. Feldman*          Director
David P. Feldman


/s/ John M. Fraser, Jr.*       Director
John M. Fraser, Jr.


/s/ Robert R. Glauber*         Director
Robert R. Glauber


/s/ James F. Henry*            Director
James F. Henry


/s/ Rosalind Gersten Jacobs*   Director
Rosalind Gersten Jacobs


/s/ Irving Kristol*            Director
Irving Kristol
                                            Page 5


        SIGNATURE                     TITLE


/s/ Paul A. Marks*             Director
Paul A. Marks


/s/ Martin Peretz*             Director
Martin Peretz


/s/ Bert W. Wasserman*         Director
Bert W. Wasserman





*BY: /s/ Eric B. Fischman
     Eric B. Fischman, Attorney-in-Fact